Segment information (Tables) - Exascale Labs Inc [Member]	18 Months Ended
Jun. 30, 2026
Schedule of segment information

	For the Years Ended June 30,
	2025	2026
Revenues	$7,015,512	$14,822,799
Cost of revenues	(5,910,315)	(12,404,546)
Gross profit	$1,105,197	$2,418,253
Research and development expenses
– Outsourcing research and development expenses	(2,787,346)	(4,079,430)
– Computing power costs and others	(10,560)	(1,410,755)
Selling and marketing expenses
– Staff costs, employee benefits and office expenses	(835,889)	(499,392)
– Share-based compensation	(153,266)	-
General and administrative expenses
– Staff costs, employee benefits and Others	(328,662)	(444,259)
– Professional service expenses	(34,320)	(785,257)

Loss from operations	$(3,044,846)	$(4,800,840)
Change in fair value of simple agreements for future equity	(4,614,821)	(7,377,383)
Other income	-	15,832
Income tax expenses	-	-

Net loss	$(7,659,667)	$(12,162,391)

Schedule of geographic information

	For the Years Ended June 30,
	2025	2026
Hong Kong	$600,000	$4,539,901
United States of America	2,085,579	3,913,744
Canada	1,443,306	3,679,780
Singapore	2,484,905	2,023,271
United Kingdom	391,722	666,103
Others	10,000	-
Total	$7,015,512	$14,822,799